Property and Equipment (Tables)	12 Months Ended
Oct. 31, 2019
Property And Equipment
Property and equipment

	Furniture and Fixtures	Computer and Office Equipment	Production Equipment and Other	Construction in Progress - Warehouse	Leasehold Improvements	Total
COST
Balance - October 31, 2017	750	2,230	169,403	536,008	326,731	1,035,122
Additions	-	73,653	199,827	772,746	9,648	1,055,874
Disposals	-	-	(12,115)	-	-	(12,115)
Transfers	(750)	-	-	(730,596)	731,346	-
Balance - October 31, 2018	-	75,883	357,115	578,158	1,067,725	2,078,881
Additions	-	50,481	86,483	17,308	242,745	397,017
Disposals	-	(70,403)	-	(118,683)	-	(189,086)
Balance - October 31, 2019	-	55,961	443,598	476,783	1,310,470	2,286,812
ACCUMULATED AMORTIZATION
Balance - October 31, 2017	6	145	13,133	-	32,642	45,926
Transfers	(6)	-	-	-	6	-
Amortization for the period	-	1,762	61,036	-	397,248	460,046
Disposals	-	-	(3,012)	-	-	(3,012)
Balance - October 31, 2018	-	1,907	71,157	-	429,896	502,960
Amortization for the period	-	17,794	61,322	-	239,819	318,935
Balance – October 31, 2019	-	19,701	132,479	-	669,715	821,895
NET BOOK VALUE
As at October 31, 2018	$-	$73,976	$285,958	$578,158	$637,829	$1,575,921
As at October 31, 2019	$-	$36,260	$311,119	$476,783	$640,755	$1,464,917